Income and Social Contribution Taxes - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure Of Income And Social Contribution Taxes Recoverable [Abstract]
Tax credits for income tax	25.00%
Social contribution tax rate	9.00%
Tax loss and negative tax-balance carryforwards, limitation percentage	30.00%